Report of the directors financial review risk report - Management judgemental adjustments (Details) - Allowance for ECL - GBP (£) £ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	£ 298	£ 285
Retail
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	127	119
Wholesale
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	171	166
Modelled ECL (A)
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	221	279
Modelled ECL (A) | Retail
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	110	125
Modelled ECL (A) | Wholesale
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	111	154
Corporate lending adjustments
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	21	25
Corporate lending adjustments | Retail
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	0	0
Corporate lending adjustments | Wholesale
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	21	25
Other credit judgements
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	50	(4)
Other credit judgements | Retail
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	11	9
Other credit judgements | Wholesale
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	39	(13)
Total management judgemental adjustments (B)
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	71	21
Total management judgemental adjustments (B) | Retail
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	11	9
Total management judgemental adjustments (B) | Wholesale
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	60	12
Other adjustments (C)
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	6	(15)
Other adjustments (C) | Retail
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	6	(15)
Other adjustments (C) | Wholesale
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	£ 0	£ 0